Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 322		¥ 341
Rental payments made under cancelable operating lease agreements	¥ 3,741	¥ 3,556	7,428	¥ 7,211
Payments for computer systems under non-cancelable contracts	1,365	¥ 1,339	2,593	¥ 2,399
Estimated construction costs	85,987		85,987		77,957
Total unused credit and capital amount available	355,918		355,918		319,154
Guarantee Obligations Maximum Exposure	1,023,467		1,023,467		981,379
Guarantee Obligations Current Carrying Value	54,100		54,100		51,368
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	606,635		606,635		564,854
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	492,542		492,542		488,297
Guarantee Obligations Current Carrying Value	6,862		6,862		7,294
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,096,000		1,096,000		1,098,000
Guarantee Obligations Current Carrying Value	2,477		2,477		1,966
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	44,723		44,723		26,456
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	43,451		43,451		44,900
Securities Pledged as Collateral
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	¥ 24,348		¥ 24,348		¥ 24,348